LEASES - future minimum lease payments under non-cancellable leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 25,490
2022	28,837
2023	27,633
2024	28,207
2025	27,474
Thereafter	116,155
Total minimum lease payments	253,796
Future minimum payments for the capital lease
2021	1,729
2022	1,547
2023	1,174
2024	9
Total minimum lease payments	4,459
Less: Interest	(1,202)
Present value of lease obligations	3,257
Less: Current portion	(1,261)
Long-term portion of lease obligations	$ 1,996